Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000024616 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024616 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024616 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024616 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000024616 | U.S. Treasury securities
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000170835 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170835 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170835 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170835 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000170835 | U.S. Treasury securities
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000024617 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024617 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024617 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024617 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000024617 | U.S. Treasury securities
Holdings [Line Items]
Percent of Net Asset Value	49.60%